Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	£ 132
Balance at the end of period		£ 132
IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	132
Balance at the end of period		132
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	3,844	3,865
Disposals	(3,844)	(21)
Balance at the end of period		3,844
Amortization | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	(3,712)	(2,847)
Amortization charge	131	885
Disposals	£ 3,843	20
Balance at the end of period		£ (3,712)